Accounts Receivable, Net	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Accounts receivable	$9,918,181	$11,315,989	$1,453,881
Less: provision for credit losses	(600,834)	(2,823,484)	(362,762)
Accounts receivable, net	$9,317,347	$8,492,505	$1,091,119

Provision for credit losses provided for the six months ended December 31, 2025 and 2024 amounted to HKD2,222,650 (US$285,567) and HKD11,018, respectively.